UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 812-14437

SPROTT FOCUS TRUST, INC.

(Exact name of Registrant as specified in charter)

Royal Bank Plaza, South Tower

200 Bay Street, Suite 2700

Toronto, Ontario, Canada M5J2J1

(Address of principal executive offices) (Zip Code)

Bibb L. Strench, Esq.

Seward & Kissel LLP

901 K Street NW

Washington, DC 20001

(Name and address of agent for service)

Registrant’s telephone number, including area code: 416-943-4065

Date of fiscal year end: December 31, 2015

Date of reporting period: March 31, 2015

Item 1. Schedule of Investments. – The schedules of investments for the period ended March 31, 2015, are filed herewith.

Sprott Focus Trust (formerly, Royce Focus Trust)

March 31, 2015 (unaudited)

Schedule of Investments
COMMON STOCKS - 94.4%
	SHARES	VALUE
CONSUMER DISCRETIONARY - 11.3%
AUTOMOBILES - 2.4%
Thor Industries, Inc.	70,000	$4,424,700

HOUSEHOLD DURABLES - 2.3%
Century Communities, Inc.[1]	130,000	2,512,900
Garmin Ltd.	40,000	1,900,800

		4,413,700

SPECIALTY RETAIL - 6.6%
Buckle, Inc. (The)	100,000	5,109,000
Chico’s FAS, Inc.	120,000	2,122,800
GameStop Corp. Cl. A	140,000	5,314,400

		12,546,200

Total (Cost $15,568,865)		21,384,600

CONSUMER STAPLES - 8.7%
FOOD PRODUCTS - 6.5%
Cal-Maine Foods, Inc.	100,000	3,906,000
Industrias Bachoco SAB de CV ADR[1]	70,000	3,489,500
Sanderson Farms, Inc.	60,000	4,779,000

		12,174,500

PERSONAL PRODUCTS - 2.2%
Nu Skin Enterprises, Inc. Cl. A	70,000	4,214,700

Total (Cost $11,358,035)		16,389,200

ENERGY - 10.7%
ENERGY EQUIPMENT & SERVICES - 8.9%
Helmerich & Payne, Inc.	65,000	4,424,550
Pason Systems, Inc.	275,000	4,333,820
TGS Nopec Geophysical Co. ASA	235,000	5,215,960
Trican Well Service Ltd.	320,000	871,660
Unit Corp.[1]	75,000	2,098,500

		16,944,490

OIL, GAS & CONSUMABLE FUELS - 1.8%
Exxon Mobil Corp.	40,000	3,400,000

Total (Cost $24,119,081)		20,344,490

FINANCIALS - 17.9%
CAPITAL MARKETS - 10.5%
Ashmore Group plc	1,000,000	4,208,502
Federated Investors, Inc. Cl. B	50,000	1,694,500
Franklin Resources, Inc.	145,000	7,441,400
Sprott, Inc.	1,750,000	3,730,607
Value Partners Group Ltd.	3,000,000	2,833,959

		19,908,968

DIVERSIFIED FINANCIAL SERVICES - 1.9%
Berkshire Hathaway, Inc. Cl. B1	25,000	3,608,000

REAL ESTATE MANAGEMENT & DEVELOPMENT - 5.5%
FRP Holdings, Inc.[1]	90,000	3,276,000
Kennedy-Wilson Holdings, Inc.	270,000	7,057,800

		10,333,800

Total (Cost $26,351,047)		33,850,768

	SHARES	VALUE
HEALTH CARE - 4.5%
BIOTECHNOLOGY - 3.2%
Myriad Genetics, Inc.[1]	170,000	$6,018,000

PHARMACEUTICALS - 1.3%
Medicines Co. (The)[1]	90,000	2,521,800

Total (Cost $7,110,574)		8,539,800

INDUSTRIALS - 7.6%
CONSTRUCTION & ENGINEERING - 1.2%
Jacobs Engineering Group, Inc.[1]	50,000	2,258,000

MACHINERY - 4.5%
AGCO Corp.	85,000	4,049,400
Semperit AG Holding	95,000	4,459,840

		8,509,240

MARINE - 1.6%
Clarkson plc	90,000	3,002,623

ROAD & RAIL - 0.3%
Patriot Transportation Holding, Inc.[1]	21,449	535,581

Total (Cost $13,686,661)		14,305,444

INFORMATION TECHNOLOGY - 16.6%
COMPUTERS & PERIPHERALS - 9.8%
Apple, Inc.	70,000	8,710,100
SanDisk Corp.	40,000	2,544,800
Western Digital Corp.	80,000	7,280,800

		18,535,700

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.4%
Cirrus Logic, Inc.[1]	185,000	6,153,100
MKS Instruments, Inc.	120,000	4,057,200

		10,210,300

SOFTWARE - 1.4%
Microsoft Corp.	65,000	2,642,575

Total (Cost $17,303,915)		31,388,575

MATERIALS - 17.1%
CHEMICALS - 4.6%
Mosaic Co. (The)	70,000	3,224,200
Westlake Chemical Corp.	75,000	5,395,500

		8,619,700

METALS & MINING - 12.5%
Alamos Gold, Inc.	200,000	1,171,687
Franco-Nevada Corp.	60,000	2,912,400
Fresnillo plc	215,000	2,170,291
Globe Specialty Metals, Inc.	250,000	4,730,000
Hochschild Mining plc[1]	1,300,000	1,709,145
Major Drilling Group International, Inc.	250,000	1,356,046
Pan American Silver Corp.	180,000	1,578,600
Randgold Resources Ltd. ADR	40,000	2,770,800
Reliance Steel & Aluminum Co.	50,000	3,054,000
Schnitzer Steel Industries, Inc. Cl. A	20,500	325,130
Seabridge Gold, Inc.[1]	340,000	1,866,600

		23,644,699

Total (Cost $32,872,398)		32,264,399

TOTAL COMMON STOCKS (Cost $148,370,576)		178,467,276

VALUE
REPURCHASE AGREEMENT - 4.7%
Fixed Income Clearing Corporation, 0.00% dated 3/31/15, due 4/1/15, maturity value $8,820,000 (collateralized by obligations of a U.S. Government Agency Security, 3.375% due 11/15/19, valued at $8,998,724)

(Cost $8,820,000)	$8,820,000

TOTAL INVESTMENTS - 99.1% (Cost $157,190,576)	187,287,276

CASH AND OTHER ASSETS LESS LIABILITIES - 0.9%	1,706,415

NET ASSETS - 100.0%	$188,993,691

[1]	Non-Income producing.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $157,190,576. At March 31, 2015, net unrealized appreciation for all securities was $30,096,700, consisting of aggregate gross unrealized appreciation of $43,607,091 and aggregate gross unrealized depreciation of $13,510,391.

Valuation of Investments:

Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Fund values its non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund’s Board of Directors, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements).

Level 3 – significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s investments as of March 31, 2015 based on the inputs used to value them. For a detailed breakout of common stocks by sector classification, please refer to the Schedule of Investments.

	Level 1	Level 2	Level 3	Total
Common Stocks	$154,866,956	$23,600,320	$—	$178,467,276
Cash Equivalents	—	8,820,000	—	8,820,000

Repurchase Agreements:

The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities.

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through Sprott Asset Management’s website www.sprott.com and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), were effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPROTT FOCUS TRUST, INC.

By	/s/ Scott Colbourne
Scott Colbourne President (Principal Executive Officer and Principal Financial Officer)

Date	May 12, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Scott Colbourne
Scott Colbourne President (Principal Executive Officer and Principal Financial Officer)

Date	May 12, 2015